Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 27, 2012
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2012
Henderson Dividend & Income Builder Fund (Prospectus Summary) | Henderson Dividend & Income Builder Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDAVX
Henderson Dividend & Income Builder Fund (Prospectus Summary) | Henderson Dividend & Income Builder Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDCVX
Henderson Dividend & Income Builder Fund (Prospectus Summary) | Henderson Dividend & Income Builder Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDIVX